BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and Cash Equivalents	$ 3,210,464	$ 4,640,603	$ 6,591,128
Accounts Receivables	4,151,236	2,609,520	0
Note receivable	3,665,808	3,097,981	0
Other receivables	12,898	5,771	0
Prepayments	1,863,217	61,707	0
Total current assets	12,903,623	10,415,582	6,591,128
Non current Assets:
Property and equipment, net	170,428	0
Right of use assets	2,574,212	2,813,186	0
Intangible asset, net	43,411	49,029	0
Rental deposit	34,058	264,910
Total non-current assets	2,822,109	3,127,125
Total Assets:	15,725,732	13,542,707	6,591,128
Current Liabilities:
Account payables	184,891	8,176	0
Accrued expenses	223,815	263,355	32,000
Tax payables	272,210	828,695	0
Amount due to related parties	560,500	416,500	1,754,515
Lease liabilities, current	612,537	569,865	0
Other payables	176,254	90,633	0
Total Current Liabilities	2,030,207	2,177,224	1,786,515
Lease liabilities, non current	2,187,361	2,471,598	0
Total Liabilities	4,217,568	4,648,822	1,786,515
Stockholders' Equity:
Common Stock; $0.00 per share par value; 305,451,498 issued and outstanding at June 31, 2021 and December 31, 2020	0	0	0
Additional Paid in Capital	6,057,520	6,057,520	222,020
Share to be issued			5,000,000
Accumulated other comprehensive income	698,900	578,735	0
Retained Earning	4,751,744	2,257,630	(417,407)
Total Stockholders' Equity	11,508,164	8,893,885	4,804,613
Total Liabilities and Stockholders' Equity	$ 15,725,732	$ 13,542,707	$ 6,591,128